Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Total preferred equity	Limited partnership units	Limited partnership units Capital	Limited partnership units Retained earnings	Limited partnership units Ownership Changes	Limited partnership units Accumulated other comprehensive (loss) income	General partnership units	General partnership units Capital	General partnership units Retained earnings	General partnership units Ownership Changes	General partnership units Accumulated other comprehensive (loss) income	Redeemable/Exchangeable Partnership Units Non-controlling interests	Limited partnership units of Brookfield Office Properties Exchange LP Non-controlling interests	FV LTIP units of the Operating Partnership Non-controlling interests	BPYU Units Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2020	$ 41,523	$ 699	$ 11,709	$ 8,562	$ 486	$ 3,010	$ (349)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 12,249	$ 73	$ 52	$ 1,050	$ 15,687
Net income	1,417		274		274								284	2	1	24	832
Other comprehensive loss	45		69				69						71	0	0	6	(101)
Total comprehensive income	1,462		343		274		69						355	2	1	30	731
Distributions	(1,862)		(145)		(145)								(152)	(1)	(1)	(13)	(1,550)
Preferred distributions	(23)		(11)		(11)								(11)			(1)
Issuance / repurchase of interests in operating subsidiaries	1,129		11	4	(7)	14							11		1	(17)	1,123
Exchange of exchangeable units	(1)		2	2		1	(1)							(3)
Conversion of Class A shares of Brookfield Property REIT Inc.	0		150	104		46										(150)
Change in relative interests of non-controlling interests	1		7			10	(3)						(5)		(3)	2
Ending balance at Jun. 30, 2021	42,229	699	12,066	8,672	597	3,081	(284)	4	4	2	(1)	(1)	12,447	71	50	901	15,991
Beginning balance at Dec. 31, 2021	45,005	699	8,805	5,861	457	2,598	(111)	4	4	2	(1)	(1)	15,736	0	55	0	19,706
Net income	2,212		395		395								705	0	2		1,110
Other comprehensive loss	(395)		(95)				(95)						(170)		(1)		(129)
Total comprehensive income	1,817		300		395		(95)						535	0	1		981
Distributions	(2,920)		(209)		(209)								(374)	0	(1)		(2,336)
Preferred distributions	(22)		(8)		(8)								(14)
Issuance / repurchase of interests in operating subsidiaries	(371)		(23)		(26)	3							(38)		8		(318)
Change in relative interests of non-controlling interests	0		6			6							7		(13)
Ending balance at Jun. 30, 2022	$ 43,509	$ 699	$ 8,871	$ 5,861	$ 609	$ 2,607	$ (206)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 15,852	$ 0	$ 50	$ 0	$ 18,033